Shareholders Deficit (Details)	12 Months Ended
Dec. 31, 2018 shares
Stock Compensation Plan [Member]
Share Grants Aproved	50,000,000
Options Outstanding	13,500,000
Restricted Stock Awards Outstanding
Restricted Stock Units Outstanding
Shares Available For Award	36,500,000
2018 Incentive Stock Plan [Member] | Restricted Stock [Member]
Share Grants Aproved	50,000,000
Options Outstanding	13,500,000
Restricted Stock Awards Outstanding
Restricted Stock Units Outstanding
Shares Available For Award	36,500,000